COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
2013	$ 410
2014	416
2015	135
2016	5
Operating Leases, Future Minimum Payments Due	$ 966